Note 2 - Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Liquidity and Going Concern [Text Block]
NOTE
2
-
LIQUIDITY

As shown in the accompanying condensed consolidated financial statements, the Company incurred a net loss of
$1,719,749
and
$586,387
for the
nine
months ended
September
30,
2016
and
2015,
respectively and
$455,476
and
$439,477
for the
three
months ended
September
30,
2016
and
2015,
respectively. The Company has incurred losses since inception resulting in an accumulated deficit of
$8,026,046
as of
September
30,
2016.
The net loss presented for the
three
and
nine
months is attributed to goodwill impairment, an increase in professional fees as related to the Merger, and an increase in stock compensation expense. The net loss present for the prior period was attributed to stock compensation expense and research and development expenses. The Company anticipates further losses in the development of its business. The Company had a net working capital of
$2,937,320
at
September
30,
2016
as a result of the Merger and simultaneous financings. Based on its current forecast and budget, Management believes that its cash resources will be sufficient to fund its operations for nearly eighteen
months from the date of this quarterly report. Absent generation of sufficient revenue from the execution of the Company’s business plan, it will need to obtain debt or equity financing by mid-
2018.

NOTE
2
                 LIQUIDITY

As shown in the accompanying consolidated financial statements, the Company incurred a net loss of
$1,023,422
and
$302,481
for the years ended
December
31,
2015
and
2014,
respectively. The Company has incurred losses since inception resulting in an accumulated deficit of
$6,306,297
as of
December
31,
2015,
and has had negative cash flows from operating activities. The Company anticipates further losses in the development of its business. Additionally, the Company had a net working capital deficiency of
$675,015
at
December
31,
2015.

The Company intends to finance its activities through managing current cash and cash equivalents on hand and seeking additional funds raised in the future through the issuance of common stock, borrowing of funds or merging with another company (see Note
11).
Subsequently in
February
2016
through
April
2016,
the Company raised total gross proceeds
$4,635,575
(net proceeds of
$4,283,438)
through a private offering of Series B Preferred Stock. As a result, the Company expects its cash to sustain its operations through the end of
2017.
In the next
12
months, the Company expects to burn cash of approximately
$2,691,000.
In addition to the above capital raise, the Company will need to raise additional funds. However, there can be no assurance that financing will be available when required or if available, obtained on satisfactory terms to the company.